RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21.  RELATED PARTY TRANSACTIONS

Included in due to related party is a non-interest bearing unsecured promissory note payable to Josaud Holdings Inc., an entity controlled by Patrick Dovigi, in an initial aggregate principal amount of $35.0 million, which is scheduled to mature on January 1, 2023. The note is being repaid in equal semi-annual instalments of $3.5 million. As at December 31, 2020, $17.5 million principal amount was outstanding on the note ($21.0 million as at December 31, 2019).

Also included in due to related party is an interest bearing unsecured promissory note issued on March 5, 2020, payable to Sejosa Holdings Inc., an entity controlled by Patrick Dovigi, in an aggregate principal amount of $29.0 million and bearing market interests. The note is payable in equal semi-annual instalments of $2.9 million. The loan is scheduled to mature on March 5, 2025. As at December 31, 2020, $26.1 million principal amount was outstanding on the note ($nil as at December 31, 2019).

These transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

On February 1, 2020, in connection with his resignation as an officer of GFL, the Company issued a director a separation payment of 73,947 subordinate voting shares issued at the IPO price of US$19.00.

From time to time, GFL has entered into leases with entities controlled by affiliates of Patrick Dovigi, our Founder, Chief Executive Officer and a director of the Company as well as entities controlled by another director of the Company (the “Related Parties”). To date, GFL leases four properties from the Related Parties. These leases are on arm’s length and commercially reasonable terms and have been supported by rental rate comparisons prepared by third parties. None of the leased premises are material to the operations of GFL. For the year ended December 31, 2020, GFL paid $2.7 million ($1.6 million for the year ended December 31, 2019, $0.2 million for the seven month period ended December 31, 2018, and $nil for the five month period ended May 31, 2018) in aggregate lease payments to the Related Parties.

Compensation of key management personnel

The remuneration of key management personnel consisted of salaries, short-term benefits and share based payments. During the year ended December 31, 2020, total salaries and short-term benefits and share based payments to key management personnel was $41.8 million ($3.9 million for the year ended December 31, 2019, $59.3 million in the aggregate for the seven month period ended December 31, 2018 and the five month period ended May 31, 2018).